Share-based Compensation - Share options award plan (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding at beginning of period (in shares) | shares	1,068,310	0
Options deemed issued upon the RTO (in shares) | shares		242,500
Granted (in shares) | shares	343,783	825,810
Exercised (in shares) | shares	(30,000)
Number of options outstanding at end of period (in shares) | shares	1,382,093	1,068,310
Options exercisable (in shares) | shares	898,193
Weighted average exercise price per share, beginning of period (in CAD per share) | $ / shares	$ 8.41	$ 0
Weighted average exercise price per share, options deemed issued (in CAD per share) | $ / shares		2.00
Weighted Average exercise price per share, granted (in CAD per share) | $ / shares	10.01	10.29
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares	2.00
Weighted average exercise price per share, end of period (in CAD per share) | $ / shares	8.94	$ 8.41
Weighted average exercise price per share, options exercisable at end of period (in CAD per share) | $ / shares	$ 7.90